THE ADVISORS' INNER CIRCLE FUND III
                                 (THE "TRUST")

                             NOMURA HIGH YIELD FUND

                       SUPPLEMENT DATED SEPTEMBER 2, 2016
                                     TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2016, AS AMENDED ON JUNE
                              30, 2016 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On June 9, 2016, the Board of Trustees of the Trust (the "Board") appointed one new independent Trustee, Mr. Jay C. Nadel, to the Board and its Audit Committee and Governance Committee, and the Audit Committee appointed Mr. Nadel as its Chairman. Accordingly, the "Trustees and Officers of the Trust" section of the SAI is hereby amended and supplemented as follows:

1. The first paragraph under the "Members of the Board" heading is hereby deleted and replaced with the following:

There are five members of the Board of Trustees, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

2. The following row is hereby added to the "Independent Trustees" section of the table under the "Members of the Board" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL
NAME AND YEAR OF                                           OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH              POSITION WITH TRUST            IN THE PAST 5 YEARS                     PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jay  C.  Nadel         Trustee                        Self-Employed Consultant       Current Directorships: Trustee of City
(Born:  1958)          (since 2016)                   since 2004                     National Rochdale Funds, Winton Series Trust,
                                                                                     Winton Diversified Opportunities Fund
                                                                                     (closed-end investment company) and Gallery
                                                                                     Trust. Director of Lapolla Industries, Inc.

                                                                                     Former Directorships: Trustee of Rochdale
                                                                                     Investment Trust to 2013.
------------------------------------------------------------------------------------------------------------------------------------

3. The following paragraph is added under the "Individual Trustee Qualifications" heading:

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

4. The fourth and fifth sentences in the "Audit Committee" section under the "Board Committees" heading are hereby deleted and replaced with the following:

Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee.

5. The fourth sentence in the "Governance Committee" section under the "Board Committees" heading is hereby deleted and replaced with the following:

Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee.

6. The following row is hereby added to the "Independent Trustees" section of the table under the "Fund Shares Owned by Board Members" heading:

--------------------------------------------------------------------------------------------
                  DOLLAR RANGE OF FUND SHARES        AGGREGATE DOLLAR RANGE OF SHARES
    NAME                   (FUND)(1)               (ALL FUNDS IN THE FUND COMPLEX)(1,2)
--------------------------------------------------------------------------------------------
Jay C. Nadel                 None                                  None
--------------------------------------------------------------------------------------------

(1)  Valuation Date is December 31, 2015.
(2)  The Trust is the only investment company in the Fund Complex.

7. The following row is hereby added to the "Independent Trustees" section of the table under the "Board Compensation" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT                                        TOTAL
                                                      BENEFITS ACCRUED     ESTIMATED ANNUAL            COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON            FROM THE TRUST AND
NAME                           FROM THE TRUST           FUND EXPENSES         RETIREMENT              FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel(2)                      $0                      N/A                 N/A                 $0 for service on one
                                                                                                     (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the Fund Complex
(2)  Joined the Board on June 9, 2016.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 NAM-SK-004-0100